Annual Operating Expenses - FidelityGNMAFund-PRO - FidelityGNMAFund-PRO - Fidelity GNMA Fund - Fidelity GNMA Fund	Sep. 28, 2024
Operating Expenses:
Management fee	0.28%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.44%

[1]	A Adjusted to reflect current fees.